Benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Benefit Plans
Schedule of benefit plans

	12.31.23	12.31.22
Non-current	4,922	5,795
Current	578	729
Total Benefit plans	5,500	6,524

Schedule of the breakdown of the benefit plan obligations

	12.31.23	12.31.22
Benefit payment obligations at beginning of year	6,524	6,835
Current service cost	284	1,165
Interest cost	2,144	2,578
Actuarial losses	1,447	2,037
Result from exposure to inflation for the year	(4,429)	(5,260)
Benefits paid to participating employees	(470)	(831)
Benefit payment obligations at end of year	5,500	6,524

Schedule of detail of the charge recognized in the statement of comprehensive loss income

	12.31.23	12.31.22	12.31.21
Cost	284	1,165	402
Interest	2,144	2,578	4,178
Actuarial results - Other comprehensive results	1,447	2,037	(1,215)
	3,875	5,780	3,365

Schedule of assumptions

	12.31.23	12.31.22	12.31.21
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	89%	48%	57%

Schedule of sensitivity analysis

12.31.23
Discount Rate: 4%
Obligation	6,294
Variation	450
8%

Discount Rate: 6%
Obligation	5,300
Variation	(544)
(9%)

Salary Increase : 0%
Obligation	5,280
Variation	(564)
(10%)

Salary Increase: 2%
Obligation	6,311
Variation	467
8%

Schedule of the expected payments of benefits

	In 2024	In 2025	In 2026	In 2027	In 2028	Between 2029 to 2033
At December 31, 2023
Benefit payment obligations	578	108	102	108	19	101